BORROWINGS - R4.5 BILLION FACILITIES (Details) R in Millions, $ in Millions			12 Months Ended
	Sep. 19, 2018 USD ($)	Dec. 13, 2013 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Nov. 15, 2016 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period			R 25,649.5	R 8,973.8
Loans raised	$ 500		17,130.2	69,593.8	R 17,280.5
Loans repaid			(21,231.5)	(55,719.5)	(11,834.7)
Unwinding of amortised cost			538.3	251.8	141.4
Balance at end of period			R 24,504.7	R 25,649.5	8,973.8
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 4,500.0				R 4,500.0
Debt term		3 years
Balance at beginning of period					1,961.6
Loans raised					1,936.4
Loans repaid					(3,900.0)
Unwinding of amortised cost					R 2.0
R2.5 Billion Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 2,500.0
R2.0 Billion Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 2,000.0
Period of instalment payments		6 months
Amount of equal instalment payments		R 250.0
Amount of final instalment payment		R 750.0
JIBAR | R2.5 Billion Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin		2.85%
JIBAR | R2.0 Billion Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin		2.75%